Annual Total Returns[BarChart] - Invesco VI Main Street Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.01%)	16.87%	31.77%	10.70%	3.33%	11.62%	16.91%	(7.89%)	32.08%	13.94%